Income Taxes - Income Tax Reconciliation (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Income Tax Disclosure [Abstract]
Federal income tax rate	21.00%	21.00%	35.00%
Reconciling items:
Tax exempt interest	(2.90%)	(2.60%)	(3.70%)
Dividend received deduction	(0.10%)	(0.10%)	(0.10%)
TCJA impacts	0.00%	0.00%	12.80%
Other	(0.30%)	(0.40%)	(0.10%)
Effective income tax rate	17.70%	17.90%	43.90%
Discrete income tax expense from Tax Cuts and Jobs Act			$ 700,000
Unrecognized tax benefits (less than)	$ 0	$ 0	$ 0